Annual Total Returns - FidelityMid-CapStockK6Fund-PRO - FidelityMid-CapStockK6Fund-PRO - Fidelity Mid-Cap Stock K6 Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity Mid-Cap Stock K6 Fund
Bar Chart Table:
Annual Return 2020	11.27%
Annual Return 2021	27.14%
Annual Return 2022	(5.92%)
Annual Return 2023	11.56%